Accrued Liabilities (Tables)	2 Months Ended
Sep. 30, 2012
Accrued Liabilities [Abstract]
Summary of components of accrued liabilities
September 30, 2012
Deferred finance costs (Note 6)	1,003,000
Leasehold improvements	267,676
Total Accrued Liabilities	1,270,676